Discontinued Operations - Reconciliation of Financial Position of Black Knight and FNFV to the Balance Sheet (Details) $ in Millions	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets of discontinued operations	$ 5,219
Total liabilities of discontinued operations	2,638
Black Knight Financial Services, Inc. | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets of discontinued operations	3,761
Total liabilities of discontinued operations	2,173
FNFV | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets of discontinued operations	1,458
Total liabilities of discontinued operations	$ 465